Commitments (Details Narrative) $ in Thousands	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 5,705
Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 39,373